Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2014
Common Stock, Reserved for Future Issuance (in shares)	6,592,070
Employee Stock Option [Member]
Common Stock, Reserved for Future Issuance (in shares)	5,108,826
Warrant [Member]
Common Stock, Reserved for Future Issuance (in shares)	1,197,529
Series B Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	285,715